UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07495

TRANSAMERICA PARTNERS FUNDS GROUP II

(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida	33716

(Address of principal executive offices)	(Zip code)

Dennis P. Gallagher, P.O. Box 9012, Clearwater, Florida 33758-9771

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(727) 299-1800

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2009 - June 30, 2010

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-07495
Reporting Period: 07/01/2009 - 06/30/2010
Transamerica Partners Funds Group II

Transamerica Partners Funds Group II
------------------------------------

Transamerica Partners Institutional Growth
Transamerica Partners Institutional Balanced
Transamerica Partners Institutional Core Bond
Transamerica Partners Institutional Large Growth
Transamerica Partners Institutional Large Core
Transamerica Partners Institutional High Quality Bond
Transamerica Partners Institutional High Yield Bond
Transamerica Partners Institutional Inflation-Protected Securities
Transamerica Partners Institutional International Equity
Transamerica Partners Institutional Mid Growth
Transamerica Partners Institutional Mid Value
Transamerica Partners Institutional Money Market
Transamerica Partners Institutional Small Growth
Transamerica Partners Institutional Small Value
Transamerica Partners Institutional Small Core
Transamerica Partners Institutional Total Return Bond
Transamerica Partners Institutional Large Value
Transamerica Partners Institutional Value

The above funds are fully invested in a corresponding series of Transamerica
Partners Portfolios. As a result, they do not participate in proxy voting.

For a complete record of each underlying portfolio's voting record, please refer to the Form N-PX filed August 30, 2010 for Transamerica Partners Portfolios,
Investment Company Act # 811-08272; CIK # 0000917153.

Transamerica Asset Allocation - Short Horizon
Transamerica Asset Allocation - Short/Intermediate Horizon
Transamerica Asset Allocation - Intermediate Horizon
Transamerica Asset Allocation - Intermediate/Long Horizon
Transamerica Asset Allocation - Long Horizon

The above funds are "funds-of-funds" fully invested in various funds listed under the filing for Transamerica Partners Funds Group. No series of
Transamerica Partners Funds Group solicited proxies during the Form N-PX reporting period July 1, 2009 - June 30, 2010.

Transamerica Partners Institutional Stock Index

S&P 500 INDEX MASTER PORTFOLIO

Transamerica Institutional Partners Stock Index is fully invested in a corresponding series of Master Investment Portfolio ("MIP"). To view the voting record of MIP for the reporting period, please refer to the Form N-PX filed
August 27, 2010 for MIP, Investment Company Act #811-08162 (CIK # 000915092).

========== END N-PX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRANSAMERICA PARTNERS FUNDS GROUP II
(Registrant)

By:	/s/ JOHN K. CARTER
John K. Carter
President and Chief Executive Officer

Date: August 30, 2010